Other Long-Term Loan (Details) - Schedule of Composition - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Composition [Abstract]
Loan from PortXL Netherlands B.V.	$ 140	$ 128
Less - current maturities	(71)	(32)
Total long-term loan	$ 69	$ 96